Basis of Presentation and Organization (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012 Logistics_Facilities Countries DistributionPoints	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of points of distribution worldwide	1,600
Number of countries in which entity operates	70
Number of logistics facilities	3
Total cash and cash equivalents in U.S. bank accounts over the FDIC limit	$ 5,015	$ 5,032	$ 408
Total cash and cash equivalents in international bank accounts	$ 4,423	$ 2,571	$ 4,348